Retirement Plans	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Retirement Plans

Note 13. Retirement Plans

We have a 401(k) retirement and savings plan made available to all United States employees. The 401(k) plan allows each participant to contribute up to an amount not to exceed an annual statutory maximum. We may, at our discretion, make matching contributions to the 401(k) plan. We are responsible for the administrative costs of the 401(k) plan. We have not made any contributions to the 401(k) plan since inception.